Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,673,177.50
Previously Paid Amount	0.00
Total Fee Amount	2,164.47
Total Offset Amount	115.86
Net Fee	$ 2,048.61
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A